PARENT ENTITY DISCLOSURES (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 01, 2020	Jul. 19, 2020
Assets [Abstract]
Current Assets	$ 1,747,314	$ 5,839,274
Non-Current Assets	1,044,369	4,069,215
TOTAL ASSETS	2,791,683	9,908,489
Liabilities [Abstract]
Current Liabilities	637,015	2,079,987
TOTAL LIABILITIES	1,031,563	2,488,770
Equity [Abstract]
Contributed equity	10,255,369	29,782,268	$ 6,433,752
Accumulated losses	(13,230,837)	(34,752,074)		$ 0
TOTAL EQUITY	1,760,120	7,419,719		$ 0
Financial Performance [Abstract]
Net loss for the year	(13,230,837)	(21,521,237)
Other comprehensive (loss)/income	(2,419)	(593,912)
Total comprehensive loss for the year/period	(13,233,256)	(22,115,149)
Parent [member]
Assets [Abstract]
Current Assets	1,530,089	5,516,069
Non-Current Assets	340,969	2,814,470
TOTAL ASSETS	1,871,058	8,330,539
Liabilities [Abstract]
Current Liabilities	110,938	910,820
TOTAL LIABILITIES	110,938	910,820
Equity [Abstract]
Contributed equity	13,360,608	32,887,506
Reserves	5,723,616	11,844,139
Accumulated losses	(17,324,104)	(37,311,926)
TOTAL EQUITY	1,760,120	7,419,719
Financial Performance [Abstract]
Net loss for the year	(15,169,532)	(19,987,822)
Other comprehensive (loss)/income	96,762	(2,127,327)
Total comprehensive loss for the year/period	$ (15,072,770)	(22,115,149)
Guarantees entered into by the parent entity in relation to its subsidiaries		$ 0